                     SUPPLEMENT DATED SEPTEMBER 8, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. Portfolios Not Available to New Contracts

The following Portfolios are not available as investment options under contracts issued on or after September 8, 2008:

   AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II Shares BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares
   GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares
   GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares
   GE Investments Funds, Inc. -- S&P 500(R) Index Fund
   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class II
   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I
   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares
   Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares
   Rydex Variable Trust -- NASDAQ-100(R) Fund

The table in the "Subaccounts" section of your contract prospectus is revised accordingly.

B. New Subaccounts

Effective September 8, 2008, nine new Subaccounts will be available under your contract. Each new Subaccount will invest in a Portfolio of the Genworth Variable Insurance Trust (the "Trust"). The Portfolios of the Trust (the "Trust Portfolios") are new and are being offered as investment options under the contracts for the first time as of the date of this supplement. The Trust Portfolios are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of Genworth Life and Annuity Insurance Company ("we" or the "Company"). (Capitalized terms not defined in this supplement have the meaning assigned to them in the contract prospectus.)

The Trust Portfolios are:

   Genworth Calamos Growth Fund
   Genworth Columbia Mid Cap Value Fund
   Genworth Davis NY Venture Fund
   Genworth Eaton Vance Large Cap Value Fund
   Genworth Legg Mason Partners Aggressive Growth Fund
   Genworth PIMCO StocksPLUS Fund
   Genworth Putnam International Capital Opportunities Fund
   Genworth Thornburg International Value Fund
   Genworth Western Asset Management Core Plus Fixed Income Fund

40725 SUPPB 09/08/08

Accordingly, the table in the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                   Subaccount Investing In            Investment Objective           Adviser (and Sub-Advisers)
                   ------------------------------------------------------------------------------------------------
GENWORTH VARIABLE  Genworth Calamos Growth     The fund's investment objective     Genworth Financial Wealth
INSURANCE TRUST    Fund                        is long-term capital growth.        Management, Inc. (subadvised
                                                                                   by Calamos Advisors LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Columbia Mid Cap   The fund's investment objective     Genworth Financial Wealth
                   Value Fund                  is long-term capital appreciation.  Management, Inc. (subadvised by Columbia Management
                                                                                   Advisors, LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Davis NY Venture   The fund's investment objective     Genworth Financial Wealth
                   Fund                        is long-term growth of capital.     Management, Inc. (subadvised by
                                                                                   Davis Selected Advisers, L.P.)
                   ------------------------------------------------------------------------------------------------
                   Genworth Eaton Vance Large  The fund's investment objective     Genworth Financial Wealth
                   Cap Value Fund              is to seek total return.            Management, Inc. (subadvised
                                                                                   by Eaton Vance Management)
                   ------------------------------------------------------------------------------------------------
                   Genworth Legg Mason         The fund's investment objective     Genworth Financial Wealth
                   Partners Aggressive Growth  is to seek capital appreciation.    Management, Inc. (subadvised
                   Fund                                                            by ClearBridge Advisors, LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth PIMCO              The fund's investment objective     Genworth Financial Wealth
                   StocksPLUS Fund             is to seek total return which       Management, Inc. (subadvised
                                               exceeds that of the S&P 500         by Pacific Investment
                                               Index.                              Management Company LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Putnam             The fund's investment objective     Genworth Financial Wealth
                   International Capital       is long-term capital appreciation.  Management, Inc. (subadvised
                   Opportunities Fund                                              by Putnam Investment
                                                                                   Management, LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Thornburg          The fund's investment objective     Genworth Financial Wealth
                   International Value Fund    is to seek long-term capital        Management, Inc. (subadvised
                                               appreciation by investing in        by Thornburg Investment
                                               equity and fixed income             Management, Inc.)
                                               securities of all types.
                   ------------------------------------------------------------------------------------------------
                   Genworth Western Asset      The fund's investment objective     Genworth Financial Wealth
                   Management Core Plus Fixed  is to maximize total return,        Management, Inc. (subadvised
                   Income Fund                 consistent with prudent             by Western Asset Management
                                               investment management and           Company and Western Asset
                                               liquidity needs, by investing to    Management Company Limited)
                                               obtain the average duration
                                               specified for the fund.
                   ------------------------------------------------------------------------------------------------

The "Subaccount" and "Asset Allocation Program" sections of the contract prospectus are supplemented by the disclosure below regarding the potential conflicts of interest that the Company and its affiliates are subject to relating to the receipt of compensation from the Trust Portfolios:

   Like other Portfolios available as investment options under the contracts, each Trust Portfolio pays fees that are deducted from Trust Portfolio assets. These fees include a management fee payable to GFWM and "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Trust Portfolios and the contracts. The management fee payable to GFWM varies among the Trust Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Trust Portfolio, and the remainder is retained by GFWM. Each Trust Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets of the Trust Portfolio for certain distribution activities and shareholder services relating to the Trust Portfolio. Through your indirect investment in the Trust Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Trust Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

   As disclosed in the "Subaccounts" section of the contract prospectus, the Company has entered into agreements with either the investment adviser or distributor of each of the Portfolios available under your contract (and/or, in certain cases, with the Portfolio itself), under which the adviser, distributor or Portfolio makes payments to the Company and/or to certain of its affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. With regard to the Trust Portfolios, the Company has entered into an agreement with GFWM whereby GFWM pays the Company an amount from GFWM's own resources for such services. The amount the Company expects to receive from GFWM in 2008 under such agreement is within the range of amounts received by the Company with respect to assets allocated to other Portfolios during 2007 (0.05% to 0.40% of contract assets allocated to such Portfolios, as disclosed in the "Subaccount" section of the contract prospectus).

   In addition, the Company or Capital Brokerage Corporation may receive payments out of Rule 12b-1 fees paid by Portfolios other than the Trust Portfolios available in your contract from the investment adviser or distributor of such other Portfolios in consideration of services provided and expenses incurred in distributing shares of the other Portfolios.

   In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Trust Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees from the Trust Portfolios and payments for administrative services from GFWM to the Company) will be as high as or greater than the total compensation received from a Portfolio other than a Trust Portfolio (the payments for administrative services from the Portfolio or the adviser or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Trust Portfolios.

   As discussed in the "Asset Allocation Program" section of the contract prospectus, GFWM serves as the contract owner's investment adviser for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Asset Allocation Models. Part of GFWM's responsibility is to determine how available Portfolios, including the Trust Portfolios, can be used to implement the asset class allocations of the Asset Allocation Models. Effective September 8, 2008, the Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain Trust Portfolios, and GFWM has an incentive to include Trust Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such Trust Portfolios, that results from the compensation received by it and its affiliates relating to the Trust Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model.

   Notwithstanding this incentive, GFWM does not intend to give any preference to the Trust Portfolios when constructing the Asset Allocation Models. GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the Trust Portfolios.

   As investment adviser to the Trust Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the Trust Portfolios -- those decisions are made by the sub-advisers to the Trust Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of the Trust Portfolios. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the Trust Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel will be more knowledgeable about the holdings and investment styles of the Trust Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include Trust Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to Trust Portfolios, that results from the compensation received by GFWM and its affiliates relating to the Trust Portfolios.

   In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in a Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the Trust Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the Trust Portfolios are Designated Subaccounts.

C. Asset Allocation Program -- Update to the Asset Allocation Models

The "Asset Allocation Program" section of the contract prospectus is revised to reflect that new Asset Allocation Models are available and effective on September 8, 2008. If you purchased your contract prior to September 8, 2008, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of October 24, 2008, or the Valuation Day we receive instructions from you to participate in the updated Model. On that date, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. The new Asset Allocation Models, including the Build Your Own Asset Allocation Model, are provided in the tables below. The prospectus is revised accordingly.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                              Portfolios                                    Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth Legg Mason Partners Aggressive Growth Fund                               2%      4%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     2%      4%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      3%
                             -----------------------------------------------------------------------------------------------
                             Genworth Eaton Vance Large Cap Value Fund                                         2%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth PIMCO StocksPLUS Fund                                                    3%      6%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 2%      5%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Kaufmann Fund II -- Service Shares                                      1%      1%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth Columbia Mid Cap Value Fund                                              1%      1%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       0%      1%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth Fund -- Series II shares                            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth Thornburg International Value Fund                                       1%      1%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth Putnam International Capital Opportunities Fund                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Prudential Natural Resources Portfolio -- Class II Shares                         0%      0%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares      4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth Western Asset Management Core Plus Fixed Income Fund                    10%      7%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      8%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  32%     24%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                        16%     12%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                          4%      3%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                    Model C Model D Model E
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Genworth Legg Mason Partners Aggressive Growth Fund                               6%      8%     10%
------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                     6%      8%     10%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            5%      6%      8%
------------------------------------------------------------------------------------------------------
Genworth Eaton Vance Large Cap Value Fund                                         5%      7%      8%
------------------------------------------------------------------------------------------------------
Genworth PIMCO StocksPLUS Fund                                                    8%     11%     13%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                 7%     10%     12%
------------------------------------------------------------------------------------------------------
Federated Kaufmann Fund II -- Service Shares                                      2%      2%      3%
------------------------------------------------------------------------------------------------------
Genworth Columbia Mid Cap Value Fund                                              2%      2%      3%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       1%      2%      3%
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -- Service Shares                           3%      4%      5%
------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund -- Series II shares                            3%      4%      5%
------------------------------------------------------------------------------------------------------
Columbia Marsico International Opportunities Fund, Variable Series -- Class B     2%      3%      4%
------------------------------------------------------------------------------------------------------
Genworth Thornburg International Value Fund                                       2%      2%      3%
------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio -- Class B                        4%      5%      6%
------------------------------------------------------------------------------------------------------
Genworth Putnam International Capital Opportunities Fund                          2%      3%      4%
------------------------------------------------------------------------------------------------------
Prudential Natural Resources Portfolio -- Class II Shares                         1%      1%      1%
------------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                1%      2%      2%
------------------------------------------------------------------------------------------------------

                                                                                 60%     80%    100%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares      2%      1%      0%
------------------------------------------------------------------------------------------------------
Genworth Western Asset Management Core Plus Fixed Income Fund                     5%      2%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                   5%      3%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  16%      8%      0%
------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                         8%      4%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     2%      1%      0%
------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                          2%      1%      0%
------------------------------------------------------------------------------------------------------

                                                                                 40%     20%      0%
------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                      Core Asset Class                                                                    Fixed Income Asset
                       (20% to 80%)                              Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -- Series I shares                  AIM V.I. Capital Appreciation Fund --    Fidelity VIP Investment
AIM V.I. International Growth Fund -- Series II shares         Series I shares                          Grade Bond Portfolio --
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Technology       Service Class 2
 Class B                                                       Portfolio -- Class B                    Genworth Western Asset
AllianceBernstein Growth and Income Portfolio -- Class B      AllianceBernstein International Value     Management Core Plus
BlackRock Basic Value V.I. Fund -- Class III Shares            Portfolio -- Class B                     Fixed Income Fund
BlackRock Global Allocation V.I. Fund -- Class III Shares     AllanceBernstein Small Cap Growth        PIMCO VIT Long-Term U.S.
Columbia Marsico Growth Fund, Variable Series -- Class A       Portfolio -- Class B                     Government Portfolio --
Fidelity VIP Balanced Portfolio -- Service Class 2            American Century VP Inflation             Administrative Class
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Protection Fund -- Class II              Shares
Fidelity VIP Equity-Income Portfolio -- Service Class 2       BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Growth & Income Portfolio -- Service Class 2      -- Class III Shares                      Portfolio --
Franklin Templeton VIP Founding Funds Allocation Fund --      Columbia Marsico International            Administrative Class
 Class 2 Shares                                                Opportunities Fund, Variable Series --   Shares
Franklin Templeton VIP Franklin Income Securities Fund --      Class B                                 PIMCO VIT Total Return
 Class 2 Shares                                               Eaton Vance VT Floating-Rate Income Fund  Portfolio --
Franklin Templeton VIP Mutual Shares Securities Fund --       Evergreen VA Omega Fund -- Class 2        Administrative Class
 Class 2 Shares                                               Federated High Income Bond Fund II --     Shares
Franklin Templeton VIP Templeton Growth Securities             Service Shares
 Fund -- Class 2 Shares                                       Federated Kaufmann Fund II -- Service
GE Investments Funds Core Value Equity Fund -- Class 1         Shares
 Shares                                                       Fidelity VIP Dynamic Capital
GE Investments Funds Total Return Fund -- Class 3 Shares       Appreciation Portfolio -- Service
GE Investments Funds U.S. Equity Fund -- Class 1 Shares        Class 2
Genworth Davis NY Venture Fund                                Fidelity VIP Growth Portfolio --
Genworth Eaton Vance Large Cap Value Fund                      Service Class 2
Genworth PIMCO StocksPLUS Fund                                Fidelity VIP Mid Cap Portfolio --
Janus Aspen Balanced Portfolio -- Service Shares               Service Class 2
MFS(R) Total Return Series -- Service Class Shares            Fidelity VIP Value Strategies Portfolio
Oppenheimer Balanced Fund/VA -- Service Shares                 -- Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service           GE Investments Funds Real Estate
 Shares                                                        Securities Fund -- Class 1 Shares
Oppenheimer Global Securities Fund/VA -- Service Shares       GE Investments Funds Small-Cap Equity
Oppenheimer Main Street Fund/VA -- Service Shares              Fund -- Class 1 Shares
Universal Institutional Funds Equity and Income Portfolio --  Genworth Calamos Growth Fund
 Class II Shares                                              Genworth Columbia Mid Cap Value Fund
Van Kampen LIT Comstock Portfolio -- Class II Shares          Genworth Legg Mason Partners Aggressive
                                                               Growth Fund
                                                              Genworth Putnam International Capital
                                                               Opportunities Fund
                                                              Genworth Thornburg International Value
                                                               Fund
                                                              Janus Aspen Forty Portfolio -- Service
                                                               Shares
                                                              MFS(R) Utilities Series -- Service
                                                               Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund/VA -- Service Shares
                                                              PIMCO VIT All Asset Portfolio --
                                                               Advisor Class Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares
                                                              Prudential Jennison Portfolio -- Class
                                                               II Shares
                                                              Prudential Jennison 20/20 Focus
                                                               Portfolio -- Class II Shares
                                                              Prudential Natural Resources Portfolio
                                                               -- Class II Shares


D. Qualified Retirement Plans

The following disclosure is added as a new subsection in the "Tax Matters" provision of the prospectus under the heading "Qualified Retirement Plans." The disclosure is provided in connection with certain Code requirements applicable to IRAs and certain requirements applicable to Qualified Contracts covered by ERISA.

   Disclosure Pursuant to Code and ERISA Requirements

   The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed above in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

   GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Trust and receives advisory fees in varying amounts from the Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

   When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

   By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.